ADVANCED SERIES TRUST

AST Small-Cap Growth Portfolio

Supplement dated January 27, 2016 to the Currently Effective Summary Prospectus

This supplement should be read in conjunction with the currently effective Summary Prospectus (the Summary Prospectus) for the AST Small-Cap Growth Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio referenced herein may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Summary Prospectus.

The Board of Trustees of the Trust recently approved replacing Eagle Asset Management, Inc. (Eagle) as a subadviser to the Portfolio with UBS Asset Management (Americas) Inc. (UBS AM). Emerald Mutual Fund Advisers Trust, a wholly-owned subsidiary of Emerald Advisers, Inc., will continue to serve as a subadviser to the Portfolio. This change is expected to become effective on or about April 25, 2016.

To reflect this change, the Summary Prospectus is revised as follows, effective April 25, 2016:

I.	All references and information pertaining to Eagle are hereby deleted from the Summary Prospectus.

II.	The table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Prospectus relating to the Portfolio is hereby revised by removing all references and information pertaining to Eagle and substituting it with the information set forth below relating to UBS AM:

Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	UBS Asset Management (Americas) Inc.*	David Wabnik	Head of US Small Cap Growth Equities, Senior Portfolio Manager, and Executive Director	April 2016
AST Investment Services, Inc.		Samuel Kim, CFA	Co-Portfolio Manager and Executive Director	April 2016

* UBS Asset Management (Americas) Inc. assumed subadviser responsibilities for a portion of the assets of the Portfolio on or about April 25, 2016.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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